Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Interest, Dividend and Fee Income
Loans	$ 4,204	$ 4,689	$ 5,120	$ 13,856	$ 14,752
Securities (Note 2)	1,249	1,363	1,407	3,971	4,126
Deposits with banks	49	101	187	343	592
Interest, Dividend and Fee Income	5,502	6,153	6,714	18,170	19,470
Interest Expense
Deposits	1,292	1,738	2,224	5,157	6,413
Subordinated debt	65	66	69	201	208
Other liabilities (Note 1)	610	831	1,204	2,371	3,325
Interest Expense	1,967	2,635	3,497	7,729	9,946
Net Interest Income	3,535	3,518	3,217	10,441	9,524
Non-Interest Revenue
Securities commissions and fees	260	277	259	789	761
Deposit and payment service charges	299	313	309	916	890
Trading revenues (losses)	68	(217)	115	(8)	319
Lending fees	309	322	314	956	879
Card fees	85	80	109	264	330
Investment management and custodial fees	455	430	444	1,341	1,298
Mutual fund revenues	348	348	357	1,062	1,060
Underwriting and advisory fees	287	239	260	811	754
Securities gains (losses), other than trading	31	(11)	90	84	181
Foreign exchange gains, other than trading	21	21	48	89	137
Insurance revenues (losses)	1,321	(166)	989	2,035	2,748
Investments in associates and joint ventures	52	34	31	112	112
Other	118	76	124	308	403
Non-Interest Revenue	3,654	1,746	3,449	8,759	9,872
Total Revenue	7,189	5,264	6,666	19,200	19,396
Provision for Credit Losses (Note 3)	1,054	1,118	306	2,521	619
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	1,189	(197)	887	1,708	2,374
Non-Interest Expense
Employee compensation	1,964	1,902	1,960	5,994	6,042
Premises and equipment (Note 1)	785	806	734	2,348	2,229
Amortization of intangible assets	154	156	135	461	406
Travel and business development	57	118	142	296	411
Communications	71	83	72	233	224
Professional fees	135	128	141	396	403
Other	278	323	307	901	928
Non-Interest Expense	3,444	3,516	3,491	10,629	10,643
Income Before Provision for Income Taxes	1,502	827	1,982	4,342	5,760
Provision for income taxes (Note 11)	270	138	425	829	1,196
Net Income attributable to Equity Holders of the Bank	$ 1,232	$ 689	$ 1,557	$ 3,513	$ 4,564
Earnings Per Share (Canadian $) (Note 10)
Basic	$ 1.81	$ 1.00	$ 2.34	$ 5.18	$ 6.90
Diluted	1.81	1.00	2.34	5.18	6.88
Common shares [member]
Earnings Per Share (Canadian $) (Note 10)
Dividends per common share	$ 1.06	$ 1.06	$ 1.03	$ 3.18	$ 3.03